Deposits from the Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2017
Deposits from the Central Bank and credit institutions
Financial liabilities
Schedule of financial liabilities

	12/31/2016	12/31/2017

Classification:
Other financial liabilities at fair value through profit or loss	40,634	28,359
Financial liabilities at amortized cost	99,322	76,515
	139,956	104,874
Type:
Reciprocal accounts	2,621	2,316
Time deposits	31,545	4,506
Overnight deposits	7,689	13,688
Repurchase agreements	40,634	28,359
Other accounts	57,397	55,848
Of which:
Collateral received for OTC derivatives transactions (Note 32)	33,474	31,157
Others	23,923	24,691
Accrued interest	70	157
	139,956	104,874
Currency:
Peso	101,843	100,347
USD	38,113	4,470
Other currencies	—	57
	139,956	104,874